UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TNB Financial Services, Inc.
Address:   325 North Broad Street
           Thomasville, GA 31792

13F File Number: 028-05457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Susan J. Hall
Title:  Chief Compliance Officer
Phone:  229-227-0600
Signature, Place, and Date of Signing:

   Susan J. Hall, Thomasville, Georgia    November 14, 2006

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   48

Form 13F Information Table Value Total:   $123,754

List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     4281 57524.00 SH       SOLE                 54724.00           2800.00
AT&T Inc                       COM              00206r102      241  7400.00 SH       SOLE                  7400.00
American SuperConductor        COM              030111108      458 49436.00 SH       SOLE                 47636.00           1800.00
Amgen, Inc.                    COM              031162100     3794 53046.00 SH       SOLE                 50446.00           2600.00
Anadarko Petroleum Corp        COM              032511107     3626 82723.00 SH       SOLE                 77323.00           5400.00
BP p.l.c. ADR                  ADR              055622104     2285 34846.00 SH       SOLE                 32946.00           1900.00
Biomet, Inc.                   COM              090613100     1315 40844.00 SH       SOLE                 39744.00           1100.00
Brown & Brown, Inc.            COM              115236101     1184 38740.00 SH       SOLE                 38740.00
Caterpillar, Inc               COM              149123101     4434 67384.00 SH       SOLE                 63184.00           4200.00
Chevron Corp                   COM              166764100     3269 50395.00 SH       SOLE                 47495.00           2900.00
Coca-Cola Company              COM              191216100     2146 48039.00 SH       SOLE                 44539.00           3500.00
Conagra Foods, Inc.            COM              205887102     3696 150994.00SH       SOLE                142594.00           8400.00
Dow Chemical                   COM              260543103     3989 102346.00SH       SOLE                 98546.00           3800.00
Duke Energy Company            COM              26441C105     5545 183609.00SH       SOLE                172509.00          11100.00
E.I. duPont de Nemours & Compa COM              263534109     1240 28950.00 SH       SOLE                 27050.00           1900.00
Emerson Electric               COM              291011104     5558 66281.00 SH       SOLE                 61781.00           4500.00
Exxon Mobil Corp               COM              30231G102     5118 76280.00 SH       SOLE                 72380.00           3900.00
Flowers Foods Inc              COM              343498101      225  8373.00 SH       SOLE                  8373.00
Fuelcell Energy Inc            COM              35952H106      378 49654.00 SH       SOLE                 49654.00
Genentech Inc                  COM              368710406     4540 54892.00 SH       SOLE                 51492.00           3400.00
General Electric               COM              369604103     4287 121451.00SH       SOLE                115451.00           6000.00
Honeywell, Inc                 COM              438516106     2609 63798.00 SH       SOLE                 60398.00           3400.00
IDACORP, Inc.                  COM              451107106     2506 66287.00 SH       SOLE                 63787.00           2500.00
Ingersoll-Rand Company Class A COM              G4776G101      891 23454.00 SH       SOLE                 23254.00            200.00
Intel Corp                     COM              458140100     3279 159427.00SH       SOLE                149027.00          10400.00
International Rectifier        COM              460254105     2434 69859.00 SH       SOLE                 65359.00           4500.00
Ishares Dow Jones Total Market COM              464287846      243  3761.00 SH       SOLE                  3761.00
Ishares Russell 2000           COM              464287655      333  4629.00 SH       SOLE                  4629.00
Ishares Russell Midcap Growth  COM              464287481      203  2102.00 SH       SOLE                  2102.00
Ishares S&P 500 BARRA Growth   COM              464287309      372  6037.00 SH       SOLE                  6037.00
Ishares S&P 500/BARRA Value    COM              464287408      380  5296.00 SH       SOLE                  5296.00
Ishares S&P Global 100         COM              464287572      254  3612.00 SH       SOLE                  3612.00
Johnson & Johnson              COM              478160104     5428 83579.00 SH       SOLE                 80079.00           3500.00
Kellogg Co                     COM              487836108     1826 36867.00 SH       SOLE                 35467.00           1400.00
Lilly, Eli & Co                COM              532457108     1679 29462.00 SH       SOLE                 28762.00            700.00
Medtronic, Inc.                COM              585055106     1141 24559.00 SH       SOLE                 23759.00            800.00
Merck & Co., Inc               COM              589331107     2407 57449.00 SH       SOLE                 54149.00           3300.00
Microsoft Corp                 COM              594918104      211  7725.00 SH       SOLE                  7725.00
Pfizer, Inc                    COM              717081103     3179 112110.00SH       SOLE                106610.00           5500.00
Proctor & Gamble               COM              742718109     2242 36177.00 SH       SOLE                 34577.00           1600.00
Progress Energy Inc            COM              743263105     3976 87615.00 SH       SOLE                 83915.00           3700.00
Royal Dutch Shell PLC 'A'      ADR              780259206      284  4300.00 SH       SOLE                  4300.00
Southern Co                    COM              842587107     5377 156028.00SH       SOLE                149628.00           6400.00
SunTrust Banks, Inc.           COM              867914103     6224 80544.00 SH       SOLE                 76644.00           3900.00
Texas Instruments              COM              882508104     2934 88250.00 SH       SOLE                 82450.00           5800.00
Thomasville Bancshares, Inc.   COM              884608100      306 13550.00 SH       SOLE                 13550.00
Verizon Communications         COM              92343V104     4952 133359.00SH       SOLE                128259.00           5100.00
Wells Fargo                    COM              949746101     6471 178863.00SH       SOLE                170863.00           8000.00